Intangible assets, net - Summary of Intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount	¥ 3,846,036	¥ 3,793,076
Accumulated amortization	(3,209,414)	(2,541,262)
Impairment amount	(254,873)	(254,873)
Net carrying amount	381,749	996,941
Purchased Software [Member]
Gross carrying amount	65,800	58,110
Accumulated amortization	(33,821)	(27,956)
Impairment amount	0	0
Net carrying amount	31,979	30,154
Digital Sales Assistant System [Member]
Gross carrying amount	25,430	25,430
Accumulated amortization	(20,556)	(18,013)
Impairment amount	0	0
Net carrying amount	4,874	7,417
Trademark And Lifetime Membership [Member]
Gross carrying amount	13,260	13,095
Accumulated amortization	(1,190)	(721)
Impairment amount	0	0
Net carrying amount	12,070	12,374
Domain names [Member]
Gross carrying amount	25,399	25,399
Accumulated amortization	(13,510)	(10,970)
Impairment amount	0	0
Net carrying amount	11,889	14,429
Customer relationships [Member]
Gross carrying amount	180,610	180,610
Accumulated amortization	(101,139)	(82,244)
Impairment amount	0	0
Net carrying amount	79,471	98,366
Brand name [Member]
Gross carrying amount	15,530	3,630
Accumulated amortization	(2,440)	(1,012)
Impairment amount	0	0
Net carrying amount	13,090	2,618
Database [Member]
Gross carrying amount	26,200
Accumulated amortization	(2,620)
Impairment amount	0
Net carrying amount	23,580
Business cooperation [Member]
Gross carrying amount	3,447,689	3,447,689
Accumulated amortization	(3,021,349)	(2,391,469)
Impairment amount	(254,873)	(254,873)
Net carrying amount	171,467	801,347
Others [Member]
Gross carrying amount	46,118	39,113
Accumulated amortization	(12,789)	(8,877)
Impairment amount	0	0
Net carrying amount	¥ 33,329	¥ 30,236